Leases - Summary of Leases Liabilities Amounts Recognized in Consolidated Statement of Financial Position (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Lease Liabilities [Abstract]
Current	$ 288,947	$ 450,125
Non-current	$ 3,626,574	$ 1,141,314